Intangible Assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 5. Intangible Assets, net

Intangible assets, net consisted of the following as of June 30, 2021:

	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$395,499	$(73,904)	$321,595	7.49

Intangible assets, net consisted of the following as of December 31, 2020:

	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$356,890	$(51,408)	$305,482	7.62

Amortization expense related to intangible assets was $12,111 and $22,496 for the three and six months ended June 30, 2021, respectively, and was $8,223 and $15,215 for the three and six months ended June 30, 2020, respectively.

As of June 30, 2021, the future estimated amortization expense related to intangible assets is as follows:

Year ending December 31,	Amount
2021 (remainder)	$23,602
2022	47,204
2023	47,204
2024	41,444
2025	38,487
Thereafter	123,654
Total	$321,595

There were no intangible asset impairments during the three and six months ended June 30, 2021 and 2020.

Note 5. Intangible assets, net

Intangible assets, net consisted of the following as of December 31, 2020:

	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$356,890	(51,408)	$305,482	7.62

Intangible assets, net consisted of the following as of December 31, 2019:

	Gross Value	Accumulated Amortization	Net Value	Weighted average remaining amortization period (in years)
Patents/Intellectual Property	$235,925	(18,014)	$217,911	8.97

Amortization expense related to intangible assets for the years ended December 31, 2020 and 2019 was $33,393 and $15,369, respectively. As of December 31, 2020, the future estimated amortization expense related to intangible assets is as follows:

Year ending December 31,
2021	$40,062
2022	40,062
2023	40,062
2024	40,062
2025	40,062
Thereafter	105,172
Total	$305,482

There were no intangible asset impairments during the year ending December 31, 2020 and 2019.